Long-Term Borrowings (Details) - USD ($)	Apr. 18, 2024	Apr. 09, 2024	Mar. 28, 2024	Jun. 30, 2026	Dec. 31, 2025	Mar. 22, 2024
Long-Term Borrowings [Line Items]
Long-term borrowings				$ 2,180,694	$ 2,180,694
Loan Agreement [Member]
Long-Term Borrowings [Line Items]
Maturity loan term						5 years
Interest rate						5.05%
First Tranche [Member] | Loan Agreement [Member]
Long-Term Borrowings [Line Items]
Proceeds from Loans			$ 588,888
Second Tranche [Member] | Loan Agreement [Member]
Long-Term Borrowings [Line Items]
Proceeds from Loans		$ 681,828
Third Tranche [Member] | Loan Agreement [Member]
Long-Term Borrowings [Line Items]
Proceeds from Loans	$ 909,978